SCHEDULE OF ANNUAL AMOUNTS OF FUTURE MINIMUM PRINCIPAL PAYMENTS DUE UNDER CERTAIN CONTRACTUAL OBLIGATIONS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total	$ 1,569	$ 1,604
Contractual obligation, Year 1	58
Contractual obligation, Year 2	233	170
Contractual obligation, Year 3	238	335
Contractual obligation, Year 4	145	342
Contractual obligation, Year 5	213	215
Contractual obligation, Year 6		129
Contractual obligation, Thereafter	682	413
DECD Loan [Member]
Short-Term Debt [Line Items]
Total	1,569	1,604
Contractual obligation, Year 1	58
Contractual obligation, Year 2	233	170
Contractual obligation, Year 3	238	335
Contractual obligation, Year 4	145	342
Contractual obligation, Year 5	213	215
Contractual obligation, Year 6		129
Contractual obligation, Thereafter	$ 682	$ 413